Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
the following information is provided about the relationship between compensation actually paid (as defined
by SEC rules) to our named executive officers and certain financial performance of the company.

Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (d)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (g)
					Total Shareholder Return (TSR) ($) (e)	Peer Group Total Shareholder Return ($) (f)

2022	175,188	175,188	—	—	75.21	124.22	57,632,000

2021	169,698	169,698	—	—	82.73	165.51	132,930,000

2020	164,181	164,181	—	—	82.45	117.14	41,939,000

(a)	Per Item 402(v) if Regulation S-K, in the first applicable filing, we are required to disclose the last three fiscal years.
(b)	Reflects compensation amounts reported in the “Summary Compensation Table” for our Chief Executive Officer, Steven Roth, for the respective years shown.
(c)
In accordance with Item 402(v), there was no additional compensation amounts paid to our Chief Executive Officer, Steven Roth for the respective time periods other than what is noted in column b (“Summary Compensation Table Total for PEO”) and there are no adjustments that are applicable to the Summary Compensation Table Total for PEO in order to calculate compensation actually paid as all stock awards made to Mr. Roth were fully vested at grant (and, accordingly, the grant date fair value of the awards used for purposes of the Summary Compensation Table is the same grant date fair value as is used for purposes of calculating compensation actually paid).

(d)
Reflects compensation amounts reported in the “Summary Compensation Table” and paid to Gary Hansen, Chief Financial Officer, since November 2, 2021 and Matthew Iocco, previous Chief Financial Officer, for the remaining time period. There was no compensation paid to
Non-PEO
NEOs for the last three fiscal years.

(e)
Represents the cumulative total shareholder return of Alexander’s, Inc. for the respective measurement period, calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each fiscal year reported in the table.

(f)
Represents the cumulative total shareholder return of the National Association of Real Estate Investment Trusts (“NAREIT”) All Equity Index (which we also use for purposes of the stock performance graph required by Item 201(k) of Regulation
S-K)
for the respective measurement period.

(g)	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K.
In determining compensation actually paid for 2022, we did not consider any financial performance measures due to the fact the Company’s PEO’s sole compensation relates to compensation received in his capacity as a director which is based on market rates for board of director fees, taking into account the value of a director’s time. Accordingly, we have not included a tabular list of our most important financial performance measures to determine Fiscal 2022 compensation actually paid pursuant to Item 402(v) of Regulation
S-K
and we have not included a “company selected measure” (CSM) column in the table above.

Named Executive Officers, Footnote [Text Block]	Reflects compensation amounts reported in the “Summary Compensation Table” and paid to Gary Hansen, Chief Financial Officer, since November 2, 2021 and Matthew Iocco, previous Chief Financial Officer, for the remaining time period.
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative total shareholder return of the National Association of Real Estate Investment Trusts (“NAREIT”) All Equity Index (which we also use for purposes of the stock performance graph required by Item 201(k) of Regulation
S-K)
for the respective measurement period.
PEO Total Compensation Amount	$ 175,188	$ 169,698	$ 164,181
PEO Actually Paid Compensation Amount	$ 175,188	169,698	164,181
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with Item 402(v), there was no additional compensation amounts paid to our Chief Executive Officer, Steven Roth for the respective time periods other than what is noted in column b (“Summary Compensation Table Total for PEO”) and there are no adjustments that are applicable to the Summary Compensation Table Total for PEO in order to calculate compensation actually paid as all stock awards made to Mr. Roth were fully vested at grant (and, accordingly, the grant date fair value of the awards used for purposes of the Summary Compensation Table is the same grant date fair value as is used for purposes of calculating compensation actually paid).
Non-PEO NEO Average Total Compensation Amount	$ 0	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 0	0	0
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	There was no compensation paid to Non-PEO NEOs for the last three fiscal years.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs TSR and Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid vs TSR and Group TSR
Total Shareholder Return Amount	$ 75.21	82.73	82.45
Peer Group Total Shareholder Return Amount	124.22	165.51	117.14
Net Income (Loss)	$ 57,632,000	$ 132,930,000	$ 41,939,000
PEO Name	Steven Roth